LEASES (Details) - Schedule of information about operating leases ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 11,620
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 4,409
Weighted average remaining lease term
Operating leases (in Dollars per share) | $ / shares		$ 0.59
Weighted average discount rate
Operating leases	4.38%	4.38%
Short-term lease cost	¥ 291